FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2026		Dec. 31, 2025	Aug. 01, 2025	Jun. 30, 2025		Jun. 30, 2024
Exascale Labs Inc. [Member] | Fair Value, Recurring [Member] | Simple agreements for future equity [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability	$ 26,842,205	[1]			$ 18,243,885	[1],[2]	$ 9,321,564	[2]
Exascale Labs Inc. [Member] | Fair Value, Recurring [Member] | Other payable related to the equity option [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability	53,333	[3]			53,333	[3],[4]	53,333	[4]
Fair Value, Inputs, Level 3 [Member] | D. Boral ARC Acquisition I Corp [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability	287,319,687		$ 284,776,628	$ 1,290,375
Equity				$ 8,061,250
Fair Value, Inputs, Level 3 [Member] | Exascale Labs Inc. [Member] | Fair Value, Recurring [Member] | Simple agreements for future equity [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability	26,842,205	[1]			18,243,885	[1],[2]	9,321,564	[2]
Fair Value, Inputs, Level 3 [Member] | Exascale Labs Inc. [Member] | Fair Value, Recurring [Member] | Other payable related to the equity option [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability	53,333	[3]			53,333	[3],[4]	53,333	[4]
Fair Value, Inputs, Level 1 [Member] | D. Boral ARC Acquisition I Corp [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets			$ 284,776,628
Fair Value, Inputs, Level 1 [Member] | Exascale Labs Inc. [Member] | Fair Value, Recurring [Member] | Simple agreements for future equity [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability		[1]				[1],[2]		[2]
Fair Value, Inputs, Level 1 [Member] | Exascale Labs Inc. [Member] | Fair Value, Recurring [Member] | Other payable related to the equity option [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability		[3]				[3],[4]		[4]
Fair Value, Inputs, Level 2 [Member] | Exascale Labs Inc. [Member] | Fair Value, Recurring [Member] | Simple agreements for future equity [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability		[1]				[1],[2]		[2]
Fair Value, Inputs, Level 2 [Member] | Exascale Labs Inc. [Member] | Fair Value, Recurring [Member] | Other payable related to the equity option [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability		[3]				[3],[4]		[4]

[1]	The Company classifies its SAFEs as financial liabilities measured at fair value. The value of these agreements depends significantly on future financing activities, liquidity events, or other material milestones, and their valuation relies on significant inputs that are not observable in the public market. Accordingly, they are classified within Level 3 of the fair value hierarchy.
[2]	The Company classifies its SAFEs as financial liabilities measured at fair value. The value of the agreements depends significantly on future financing activities, liquidity events, or other material milestones, and their valuation relies on significant inputs that are not observable in the public market. Accordingly, they are classified within Level 3 of the fair value hierarchy.
[3]	Equity options. On May 9, 2023, the Company entered into an agreement with a third-party service provider (the “Service Provider”). The Service Provider received a freestanding equity-linked right exercisable, at the Service Provider’s option, upon the closing of the Company’s next qualified equity financing. The right provides the ability to subscribe for up to the value of $200,000 at a 25% discount price per share on the grant date. The equity option is remeasured at fair value at each reporting date, with changes in fair value recognized in earnings. As of June 30, 2025 and March 31, 2026, the fair value of the equity option was $53,333, and no gain or loss from changes in fair value was recognized for the periods presented. The fair value measurement of the equity option is categorized within Level 3 of the fair value hierarchy and was determined using a scenario-based analysis, which incorporates significant unobservable inputs and management judgment regarding the probability and timing of potential future financing outcomes.
[4]	Equity option. On May 9, 2023, the Company entered into an agreement with a third-party service provider (the “Service Provider”). The Service Provider received a freestanding equity-linked right exercisable, at the Service Provider’s option, upon the closing of the Company’s next qualified equity financing. The right provides the ability to subscribe for up to the value of $200,000 at a 25% discount price per share on the grant date. The equity option is remeasured at fair value at each reporting date, with changes in fair value recognized in earnings. As of June 30, 2024 and June 30, 2025, the fair value of the equity option was $53,333, and no gain or loss from changes in fair value was recognized for the periods presented. The fair value measurement of the equity option is categorized within Level 3 of the fair value hierarchy and was determined using a scenario-based analysis, which incorporates significant unobservable inputs and management judgment regarding the probability and timing of potential future financing outcomes.